Financial Risk Management Objectives and Policies - Summary of Indebtedness Related to Finance Lease Denominated in Foreign Currency Designated as Hedge Accounting (Exchanging Exposure for Local Currency) Contracted (Detail)
$ in Millions
12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedged items [line items]
Carrying amount - hedge item	R$ 2,975,503,000
Fair Value - hedge instrument	(256,982,000)
Debt Considering Hedge	2,718,521,000
Finance lease [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount - hedge item	949,891
Fair Value - hedge instrument	9,422
Debt Considering Hedge	R$ 959,313
Finance lease [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Type of hedge	Cash Flow Hedge
Hedged Item	Floating interest rate - US Libor6M
Nominal amount | $		$ 83.5
Hedge Instrument	Interest rate Swap (receives US Libor6M & pays fixed 6% to 6,5%)
Nominal amount | $		$ 83.5
Carrying amount - hedge item	R$ 128,779
Fair Value - hedge instrument	9,422
Debt Considering Hedge	R$ 138,201
Finance lease [member] | Foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Type of hedge	N/A
Hedged Item	N/A
Hedge Instrument	N/A
Carrying amount - hedge item	R$ 821,112
Debt Considering Hedge	R$ 821,112
Bottom of range [member] | Finance lease [member] | Interest rate swap contract [member] | Fixed interest rate [member]
Disclosure of detailed information about hedged items [line items]
Borrowings interest rate	6.00%	6.00%
Top of range [member] | Finance lease [member] | Interest rate swap contract [member] | Fixed interest rate [member]
Disclosure of detailed information about hedged items [line items]
Borrowings interest rate	6.50%	6.50%